Rental Expenses and Sub-Lease Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Operating Leased Assets [Line Items]
The total minimum lease expense during the year recognized in the consolidated statement of income	₨ 14,244.4	$ 194.8	₨ 13,698.7	₨ 12,700.8